Segment Information (Total Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 211,425	$ 215,616
Separate account assets	105,346	106,527
Separate account liabilities	105,346	106,527
Annuities
Segment Reporting Information [Line Items]
Total assets	146,224	142,646
Separate account assets	100,209	101,714
Separate account liabilities	100,209	101,714
Life
Segment Reporting Information [Line Items]
Total assets	12,296	13,242
Separate account assets	1,671	1,580
Separate account liabilities	1,671	1,580
Run-off
Segment Reporting Information [Line Items]
Total assets	40,575	44,176
Separate account assets	3,466	3,233
Separate account liabilities	3,466	3,233
Corporate & Other
Segment Reporting Information [Line Items]
Total assets	12,330	15,552
Separate account assets	0	0
Separate account liabilities	$ 0	$ 0